Other Operating Expenses (Income) (Tables)	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Summary of Other Operating Expenses (Income)
Details of other operating expenses (income) were as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Foreign exchange loss (gain) on working capital elements	$7.3	$(47.3)
Loss on forward exchange contracts	3.6	51.5
Restructuring costs [a]	(0.5)	76.8
Non-controlling interest liability reversal (Note 25)	(21.8)	(3.1)
Other	(1.3)	(10.0)
Total	$(12.7)	$67.9
[a]

During the twelve-month period ended January 31, 2025, the Company recorded restructuring costs of $
76.8
 million, which includes severance packages to employees as part of workforce reduction, contract exit costs and supplier claims related to restructuring activities.